SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	May 12, 2020
Working capital		$ 783,444		$ 404,154		$ 8,200,000
Cash maintained in banks covered by deposit insurance regulation		70,550
Cash maintained in banks covered by deposit insurance scheme		64,488
Cash at bank		3,401,817	$ 172
Accounts receivable, net		915,618	518,191
Outstanding accounts receivable		$ 915,618
Average student dropout rate, percentage		1.00%
Operating liability		$ 90,253	10,326
Cash flow from operating activities				(871,233)
Revenue from tailored job readiness training services		76,400	4,000	0
Total contract receivables, net		$ 24,711,563	2,711,039	2,577,423
Descriptions of value added tax		The VAT rates applicable to the Company’s PRC subsidiary ranged from 3% to 6%.
Contract receivable, net current		$ 4,448,946	1,639,213
Short term contract receivables		4,203,186			$ 400,000
Contract receivable, net non-current		262,617	1,071,826
Financing Component Associated With Fmp Contract Receivable		135,466
Deferred revenue		154,927	562,056
Advertising expenses		3,378	31,640	47,353
Receivables, other chinese colleges		$ 245,761
Description of contract payments		Subsequent to year end, in March 2021, the payment terms of FMP were revised, the due date of the balance of RMB14.2 million (approximately $2.2 million) with original due date prior to December 31, 2020 was extended to March 31, 2021 and was fully collected by the revised due date. The due date for balance of RMB 2.5 million (approximately $0.4 million) of the contract receivable with original due date prior to December 31, 2020 was extended to June 30, 2021 and the due dates of the remaining balance of RMB 9.9 million (approximately $1.5 million) were not changed under the revised payment term.
Operating income		$ 11,146	72,051	$ 169,789
Consulting fees, Descriptions		. As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities/colleges and the jointly managed academic programs, which are collected first by Chinese host universities/colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company.
Overseas study consulting service fees descriptions		90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.
Sino Foreign Jointly Managed Academic Programme [Member]
Deferred revenue		$ 302,640	$ 259,416
January 2021 [Member]
Short term contract receivables		414,649
January, 01 2019 [Member] | Lease [Member]
Operating liabilities		$ 20,000
February 01, 2019 [Member] | China Liberal Bejing [Member]
Ownership interest owned by shareholders		8.8228%		8.8228%
Cash Paid To Acquire Non Controlling Interest		$ 453,669
Ownership percentage		100.00%
Subsequent Event [Member]
Account receivable collected	$ 904,627